Accounting policies (Policies)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Basis of preparation
Basis of preparation
These consolidated financial statements, have been prepared on the going concern basis and in accordance with international accounting standards in conformity with the requirements of the Companies Act 2006. In addition, the consolidated financial statements have been prepared in accordance with international financial reporting standards adopted pursuant to Regulation (EC) No 1606/2002 as it applies in the European Union (“EU-adopted IFRS”). The consolidated financial statements have also been prepared in accordance with the International Financial Reporting Standards as issued by the International Accounting Standards Board (IASB). At the balance sheet date there is no difference between IFRS in conformity with the Companies Act 2006, the EU-adopted IFRS and IASB issued IFRS.
These consolidated financial statements, have been prepared under the historical cost convention as modified by the revaluation of financial assets and liabilities (including derivative financial instruments) at fair value.
These accounting policies have been consistently applied to all years presented, unless otherwise stated.
1. Interpretations and amendments to published standards effective 2020 –
No new standards were adopted in 2020.
A number of other new pronouncements are effective from 1 January 2020 but they do not have a material impact on the consolidated financial statements. Additional disclosure has been given where relevant. See note 1b for details on the early adoption of amendments to IFRS 16 ‘Leases’.
2. Standards, interpretations and amendments to published standards that are not yet effective –
A number of other new standards and amendments to standards and interpretations are effective for annual periods beginning on or after 1 January 2021, and have not been applied in preparing these financial statements. None of these is expected to have a material impact on the consolidated financial statements.
3. Critical accounting assumptions and judgements –
The preparation of financial statements in conformity with IFRS requires the use of certain critical accounting assumptions. It also requires management to exercise its judgement in the process of applying the Group’s accounting policies.
All assumptions and estimates constitute management’s best judgement at the date of the financial statements, however, in the future, actual experience may deviate from these estimates and assumptions.
The areas requiring a higher degree of judgement or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are:
Intangible assets: Goodwill
Intangible assets: Pre-publication assets
Taxation
Revenue: Provisions for returns
Employee benefits: Pensions
The valuation of the other receivable which arose on the disposal of the US K-12 business is no longer considered to be an area of key judgement and estimation due to repayments received during 2020.
The key judgements and key areas of estimation are set out below, as well as in the relevant accounting policies and in the notes to the accounts where appropriate.
Key judgements
The application of tax legislation in relation to provisions for uncertain tax positions (see notes 7 and 34).
Whether the Group will be eligible to receive the surplus associated with the UK Group Pension Plan in recognising a pension asset (see note 25).
Key areas of estimation
The recoverability of goodwill balances. Key assumptions used in goodwill impairment testing are discount rates, perpetuity growth rates, forecast sales growth rates and forecast operating profits. See note 11 for further details.
The recoverability of prepublication assets and in particular the assessment of the useful economic lives of pre-publication assets. The key assumption is the estimate of future potential sales. See note 20 for further details.
The level of provisions required in relation to uncertain tax positions is complex and each matter is separately assessed. The estimation of future settlement amounts is based on a number of factors including the status of the unresolved matter, clarity of legislation, range of possible outcomes and the statute of limitations. See notes 7 and 34 for further details.
The level of provisions required for anticipated returns is estimated based on historical experiences, customer buying patterns and retailer behaviours including stock levels. See note 3 for further details.
The determination of the pension cost and defined benefit obligation of the Group’s defined benefit pension schemes depends on the selection of certain assumptions, which include the discount rate, inflation rate, salary growth and longevity. See note 25 for further details.
The Group has assessed the impact of the uncertainty presented by the COVID-19 pandemic on the financial statements, specifically considering the impact on key judgements and significant estimates along with other areas of increased risk as follows:
Recoverable value of right of use assets and investment in finance lease receivable balances
Financial instruments in particular counterparty risk and hedge effectiveness
Working capital provisions including expected credit losses on trade and other debtors and inventory obsolescence
No material accounting impacts relating to the areas assessed above were recognised in the year. The Group will continue to monitor these areas of increased judgement, estimation and risk for material changes.

Consolidation
Consolidation
1. Business combinations
– The acquisition method of accounting is used to account for business combinations.
The consideration transferred for the acquisition of a subsidiary is the fair value of the assets transferred, the liabilities incurred and the equity interest issued by the Group. The consideration transferred includes the fair value of any asset or liability resulting from a contingent consideration arrangement. Acquisition-related costs are expensed as incurred in the operating expenses line of the income statement. Identifiable assets acquired and identifiable liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date. The determination of fair values often requires significant judgements and the use of estimates, and, for material acquisitions, the fair value of the acquired intangible assets is determined by an independent valuer. The excess of the consideration transferred, the amount of any non-controlling interest in the acquiree and the acquisition date fair value of any previous equity interest in the acquiree over the fair value of the identifiable net assets acquired is recorded as goodwill (see note 30).
See the ‘Intangible assets’ policy for the accounting policy on goodwill. If this is less than the fair value of the net assets of the subsidiary acquired, in the case of a bargain purchase, the difference is recognised directly in the income statement.
On an acquisition-by-acquisition basis, the Group recognises any non-controlling interest in the acquiree either at fair value or at the non-controlling interest’s proportionate share of the acquiree’s net assets.
IFRS 3 ‘Business Combinations’ has not been applied retrospectively to business combinations before the date of transition to IFRS.
Management exercises judgement in determining the classification of its investments in its businesses, in line with the following:
2. Subsidiaries
– Subsidiaries are entities over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date that control ceases.
3. Transactions with non-controlling interests
– Transactions with non-controlling interests that do not result in loss of control are accounted for as equity transactions, that is, as transactions with the owners in their capacity as owners. Any surplus or deficit arising from disposals to a non-controlling interest is recorded in equity. For purchases from a non-controlling interest, the difference between consideration paid and the relevant share acquired of the carrying value of the subsidiary is recorded in equity.
4. Joint ventures and associates
– Joint ventures are entities in which the Group holds an interest on a long-term basis and has rights to the net assets through contractually agreed sharing of control. Associates are entities over which the Group has significant influence but not the power to control the financial and operating policies, generally accompanying a shareholding of between 20% and 50% of the voting rights. Ownership percentage is likely to be the key indicator of investment classification; however, other factors, such as Board representation, may also affect the accounting classification. Judgement is required to assess all of the qualitative and quantitative factors which may indicate that the Group does, or does not, have significant influence over an investment. Investments in joint ventures and associates are accounted for by the equity method and are initially recognized at the fair value of consideration transferred.
The Group’s share of its joint ventures’ and associates’ post-acquisition profits or losses is recognised in the income statement and its share of post-acquisition movements in reserves is recognised in reserves.
The Group’s share of its joint ventures’ and associates’ results is recognised as a component of operating profit as these operations form part of the core publishing business of the Group and are an integral part of existing wholly-owned businesses. The cumulative post-acquisition movements are adjusted against the carrying amount of the investment. When the Group’s share of losses in a joint venture or associate equals or exceeds its interest in the joint venture or associate, the Group does not recognise further losses unless the Group has incurred obligations or made payments on behalf of the joint venture or associate.
Unrealised gains and losses on transactions between the Group and its joint ventures and associates are eliminated to the extent of the Group’s interest in these entities.
5. Contribution of a subsidiary to an associate or joint venture
– The gain or loss resulting from the contribution or sale of a subsidiary to an associate or a joint venture is recognised in full. Where such transactions do not involve cash consideration, significant judgements and estimates are used in determining the fair values of the consideration received.

Foreign currency translation
Foreign currency translation
1. Functional and presentation currency
– Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (the functional currency). The consolidated financial statements are presented in sterling, which is the company’s functional and presentation currency.
2. Transactions and balances
– Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognised in the income statement, except when deferred in equity as qualifying net investment hedges.
3. Group companies
– The results and financial position of all Group companies that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

i)	Assets and liabilities are translated at the closing rate at the date of the balance sheet

ii)	Income and expenses are translated at average exchange rates

iii)	All resulting exchange differences are recognised as a separate component of equity.
On consolidation, exchange differences arising from the translation of the net investment in foreign entities, and of borrowings and other currency instruments designated as hedges of such investments, are taken to shareholders’ equity. The Group treats specific inter-company loan balances, which are not intended to be repaid in the foreseeable future, as part of its net investment. When a foreign operation is sold, such exchange differences are recognised in the income statement as part of the gain or loss on sale.
The principal overseas currency for the Group is the US dollar. The average rate for the year against sterling was $1.28 (2019: $1.28) and the year-end rate was $1.37 (2019: $1.32).

Property, plant and equipment
Property, plant and equipment
Property, plant and equipment are stated at historical cost less depreciation. Cost includes the original purchase price of the asset and the costs attributable to bringing the asset to its working condition for intended use. Land is not depreciated. Depreciation on other assets is calculated using the straight-line method to allocate their cost less their residual values over their estimated useful lives as follows:

Buildings (freehold):	20 – 50 years
Buildings (leasehold):	over the period of the lease
Plant and equipment:	3 – 10 years
The assets’ residual values and useful lives are reviewed, and adjusted if appropriate, at each balance sheet date.
The carrying value of an asset is written down to its recoverable amount if the carrying value of the asset is greater than its estimated recoverable amount.

Intangible assets
Intangible assets
1. Goodwill
– For the acquisition of subsidiaries made on or after 1 January 2010, goodwill represents the excess of the consideration transferred, the amount of any non-controlling interest in the acquiree and the acquisition date fair value of any previous equity interest in the acquiree over the fair value of the identifiable net assets acquired. For the acquisition of subsidiaries made from the date of transition to IFRS to 31 December 2009, goodwill represents the excess of the cost of an acquisition over the fair value of the Group’s share of the net identifiable assets acquired. Goodwill on acquisitions of subsidiaries is included in intangible assets. Goodwill on acquisition of associates and joint ventures represents the excess of the cost of an acquisition over the fair value of the Group’s share of the net identifiable assets acquired. Goodwill on acquisitions of associates and joint ventures is included in investments in associates and joint ventures.
Goodwill is tested at least annually for impairment and carried at cost less accumulated impairment losses. An impairment loss is recognised to the extent that the carrying value of goodwill exceeds the recoverable amount. The recoverable amount is the higher of fair value less costs of disposal and value in use. These calculations require the use of estimates in respect of forecast cash flows and discount rates and significant management judgement in respect of cash-generating units (CGU) and cost allocation; impairment is a key source of estimation uncertainty and has a significant risk of resulting in a material adjustment to the carrying amount of relevant assets within the next financial year. A summary of these assets by CGU and a description of the key assumptions and sensitivities is included in note 11.
Goodwill is allocated to aggregated CGUs for the purpose of impairment testing. The allocation is made to those aggregated CGUs that are expected to benefit from the business combination in which the goodwill arose.
Gains and losses on the disposal of an entity include the carrying amount of goodwill relating to the entity sold.
2. Acquired software
– Software separately acquired for internal use is capitalised at cost. Software acquired in material business combinations is capitalised at its fair value as determined by an independent valuer. Acquired software is amortised on a straight-line basis over its estimated useful life of between three and eight years.
3. Internally developed software
– Internal and external costs incurred during the preliminary stage of developing computer software for internal use are expensed as incurred. Internal and external costs incurred to develop computer software for internal use during the application development stage are capitalised if the Group expects economic benefits from the development. Capitalisation in the application development stage begins once the Group can reliably measure the expenditure attributable to the software development and has demonstrated its intention to complete and use the software. Internally developed software is amortised on a straight-line basis over its estimated useful life of between three and ten years.
4. Acquired intangible assets
– Acquired intangible assets include customer lists, contracts and relationships, trademarks and brands, publishing rights, content, technology and software rights. These assets are capitalised on acquisition at cost and included in intangible assets. Intangible assets acquired in material business combinations are capitalised at their fair value as determined by an independent valuer. Intangible assets are amortised over their estimated useful lives of between two and 20 years, using an amortisation method that reflects the pattern of their consumption.
5. Pre-publication assets
– Pre-publication assets represent direct costs incurred in the development of educational programmes and titles prior to their publication. These costs are recognised as current intangible assets where the title will generate probable future economic benefits and costs can be measured reliably.
Pre-publication assets relating to content are amortised upon publication of the title over estimated economic lives of 7 years or less, being an estimate of the expected operating lifecycle of the title, with a higher proportion of the amortisation taken in the earlier years. Pre-publication assets relating to product platforms are amortised over ten years or less being an estimate of the expected useful life.
The assessment of the useful economic life and the recoverability of pre-publication assets involves a significant degree of judgement based on historical trends and management estimation of future potential sales. An incorrect amortisation profile could result in excess amounts being carried forward as intangible assets that would otherwise have been written off to the income statement in an earlier period.
Pre-publication assets are assessed for impairment triggers on an annual basis or when triggering events occur. The carrying amount of pre-publication assets is set out in note 20.
The investment in pre-publication assets has been disclosed as part of cash generated from operations in the cash flow statement (see note 33).

Other financial assets
Other financial assets
Other financial assets are non-derivative financial assets classified and measured at estimated fair value.
Marketable securities and cash deposits with maturities of greater than three months are classified and subsequently measured at fair value through profit and loss.
They are remeasured at each balance sheet date by using market data and the use of established valuation techniques. Any movement in the fair value is immediately recognised in finance income or finance costs in the income statement.
Investments in the equity instruments of other entities are classified and subsequently measured at fair value through other comprehensive income. Changes in fair value are recorded in equity in the fair value reserve via other comprehensive income. On subsequent disposal of the asset, the net fair value gains or losses are reclassified from the fair value reserve to retained earnings. Any dividends received from equity investments classified as fair value through other comprehensive income are recognised in the income statement unless they represent a return of capital.

Inventories
Inventories
Inventories are stated at the lower of cost and net realisable value. Cost is determined using the weighted average method or an approximation thereof, such as the first in first out (FIFO) method. The cost of finished goods and work in progress comprises raw materials, direct labour, other direct costs and related production overheads. Net realisable value is the estimated selling price in the ordinary course of business, less estimated costs necessary to make the sale. Provisions are made for slow-moving and obsolete stock.

Royalty advances
Royalty advances
Advances of royalties to authors are included within trade and other receivables when the advance is paid less any provision required to adjust the advance to its net realisable value. The realisable value of royalty advances relies on a degree of management estimation in determining the profitability of individual author contracts. If the estimated realisable value of author contracts is overstated, this will have an adverse effect on operating profits as these excess amounts will be written off.
The recoverability of royalty advances is based upon an annual detailed management review of the age of the advance, the future sales projections for new authors and prior sales history of repeat authors.
The royalty advance is expensed at the contracted or effective royalty rate as the related revenues are earned. Royalty advances which will be consumed within one year are held in current assets. Royalty advances which will be consumed after one year are held in non-current assets.

Cash and cash equivalents
Cash and cash equivalents
Cash and cash equivalents in the cash flow statement include cash in hand, deposits held on call with banks, other short-term highly liquid investments with original maturities of three months or less, and bank overdrafts. Bank overdrafts are included in borrowings in current liabilities in the balance sheet.
Short-term deposits and marketable securities with maturities of greater than three months do not qualify as cash and cash equivalents and are reported as financial assets. Movements on these financial assets are classified as cash flows from financing activities in the cash flow statement where these amounts are used to offset the borrowings of the Group or as cash flows from investing activities where these amounts are held to generate an investment return.

Share capital
Share capital
Ordinary shares are classified as equity.
Incremental costs directly attributable to the issue of new shares or options are shown in equity as a deduction, net of tax, from the proceeds.
Where any Group company purchases the company’s equity share capital (treasury shares), the consideration paid, including any directly attributable incremental costs, net of income taxes, is deducted from equity attributable to the company’s equity holders until the shares are cancelled, reissued or disposed of. Where such shares are subsequently sold or reissued, any consideration received, net of any directly attributable transaction costs and the related income tax effects, is included in equity attributable to the company’s equity holders.
Ordinary shares purchased under a buyback programme are cancelled and the nominal value of the shares is transferred to a capital redemption reserve.

Borrowings
Borrowings
Borrowings are recognised initially at fair value, which is proceeds received net of transaction costs incurred. Borrowings are subsequently stated at amortised cost with any difference between the proceeds (net of transaction costs) and the redemption value being recognised in the income statement over the period of the borrowings using the effective interest method. Accrued interest is included as part of borrowings.
Where a debt instrument is in a fair value hedging relationship, an adjustment is made to its carrying value in the income statement to reflect the hedged risk.
Where a debt instrument is in a net investment hedge relationship gains and losses on the effective portion of the hedge are recognised in other comprehensive income.

Derivative financial instruments
Derivative financial instruments
Derivatives are recognised at fair value and remeasured at each balance sheet date. The fair value of derivatives is determined by using market data and the use of established estimation techniques such as discounted cash flow and option valuation models.
For derivatives in a hedge relationship, the currency basis spread is excluded from the designation as a hedging instrument.
Changes in the fair value of derivatives are recognised immediately in finance income or costs. However, derivatives relating to borrowings and certain foreign exchange contracts are designated as part of a hedging transaction.
The accounting treatment is summarised as follows:

Typical reason for designation	Reporting of gains and losses on effective portion of the hedge	Reporting of gains and losses on disposal
Net investment hedge

The derivative creates a foreign currency liability which is used to hedge changes in the value of a subsidiary which transacts in that currency.	Recognised in other comprehensive income.	On disposal, the accumulated value of gains and losses reported in other comprehensive income is transferred to the income statement.

Fair value hedges

The derivative transforms the interest profile on debt from fixed rate to floating rate. Changes in the value of the debt as a result of changes in interest rates and foreign exchange rates are offset by equal and opposite changes in the value of the derivative. When the Group’s debt is swapped to floating rates, the contracts used are designated as fair value hedges.

Gains and losses on the derivative are reported in finance income or finance costs. However, an equal and opposite change is made to the carrying value of the debt (a ‘fair value adjustment’) with the benefit/cost reported in finance income or finance costs. The net result should be a zero charge on a perfectly effective hedge.

If the debt and derivative are disposed of, the value of the derivative and the debt (including the fair value adjustment) are reset to zero. Any resultant gain or loss is recognised in finance income or finance costs.

Non-hedge accounted contracts

These are not designated as hedging instruments. Typically these are short-term contracts to convert debt back to fixed rates or foreign exchange contracts where a natural offset exists.	No hedge accounting applies.
Policy applicable from 1 January 2018: IFRS 9
The Group adopted IFRS 9 ‘Financial Instruments’ at 1 January 2018 and applied the new rules in accordance with the transitional provisions. The Group assessed the impact of adopting IFRS 9 and the only material adjustment was a £13m increase in the provision for losses against trade debtors which was reflected as an adjustment to retained earnings at 1 January 2018. The adjustment arises from adoption of the expected credit loss model for impairments under IFRS 9. Although there is a transition impact from adoption of the new model there was no material impact on profit before tax for 2018. Also under IFRS 9, the Group’s equity financial investments continue to be recognised at fair value and the Group has elected to take the option to recognise all movements in fair value in other comprehensive income (FVOCI). Gains or losses realised on the subsequent sale of these financial assets (FVOCI investments) are no longer recycled through the profit and loss account, but are instead reclassified from the FVOCI reserve to retained earnings. IFRS 9 also introduced a new, simpler hedge accounting model with a principles-based approach designed to align the accounting result with the economic hedging strategy. The Group has confirmed that its previous hedge relationships continue to qualify as hedges under IFRS 9 in 2018.

Taxation
Taxation
Current tax is recognised at the amounts expected to be paid or recovered under the tax rates and laws that have been enacted or substantively enacted at the balance sheet date.
Deferred income tax is provided, using the balance sheet liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts. Deferred income tax is determined using tax rates and laws that have been enacted or substantively enacted by the balance sheet date and are expected to apply when the related deferred tax asset is realised or the deferred income tax liability is settled.
Deferred tax assets are recognised to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilised.
Deferred income tax is provided in respect of the undistributed earnings of subsidiaries, associates and joint ventures other than where it is intended that those undistributed earnings will not be remitted in the foreseeable future.
Current and deferred tax are recognised in the income statement, except when the tax relates to items charged or credited directly to equity or other comprehensive income, in which case the tax is also recognised in equity or other comprehensive income.
The Group is subject to income taxes in numerous jurisdictions. Significant judgement is required in determining the estimates in relation to the worldwide provision for income taxes. There are many transactions and calculations for which the ultimate tax determination is uncertain during the ordinary course of business. The Group recognises tax provisions when it is considered probable that there will be a future outflow of funds to a tax authority. The provisions are based on management’s best judgement of the application of tax legislation and best estimates of future settlement amounts (see note 7). Where the final tax outcome of these matters is different from the amounts that were initially recorded, such differences will impact the income tax and deferred tax provisions in the period in which such determination is made.
Deferred tax assets and liabilities require management judgement and estimation in determining the amounts to be recognised. In particular, when assessing the extent to which deferred tax assets should be recognised, significant judgement is used when considering the timing of the recognition and estimation is used to determine the level of future taxable income together with any future tax planning strategies (see note 13).

Employee benefits
Employee benefits
1. Pensions
– The retirement benefit asset and obligation recognised in the balance sheet represent the net of the present value of the defined benefit obligation and the fair value of plan assets at the balance sheet date. The defined benefit obligation is calculated annually by independent actuaries using the projected unit credit method. The present value of the defined benefit obligation is determined by discounting estimated future cash flows using yields on high-quality corporate bonds which have terms to maturity approximating the terms of the related liability.
When the calculation results in a potential asset, the recognition of that asset is limited to the asset ceiling – that is the present value of any economic benefits available in the form of refunds from the plan or a reduction in future contributions. Management uses judgement to determine the level of refunds available from the plan in recognising an asset.
The determination of the pension cost and defined benefit obligation of the Group’s defined benefit pension schemes depends on the selection of certain assumptions, which include the discount rate, inflation rate, salary growth and longevity (see note 25).
Actuarial gains and losses arising from experience adjustments and changes in actuarial assumptions are charged or credited to equity in other comprehensive income in the period in which they arise. The service cost, representing benefits accruing over the year, is included in the income statement as an operating cost. Net interest is calculated by applying the discount rate to the net defined benefit obligation and is presented as finance costs or finance income.
Obligations for contributions to defined contribution pension plans are recognised as an operating expense in the income statement as incurred.
2. Other post-retirement obligations
– The expected costs of post-retirement medical and life assurance benefits are accrued over the period of employment, using a similar accounting methodology as for defined benefit pension obligations. The liabilities and costs relating to significant other post-retirement obligations are assessed annually by independent qualified actuaries.
3. Share-based payments
– The fair value of options or shares granted under the Group’s share and option plans is recognised as an employee expense after taking into account the Group’s best estimate of the number of awards expected to vest. Fair value is measured at the date of grant and is spread over the vesting period of the option or share. The fair value of the options granted is measured using an option model that is most appropriate to the award. The fair value of shares awarded is measured using the share price at the date of grant unless another method is more appropriate. Any proceeds received are credited to share capital and share premium when the options are exercised.

Provisions
Provisions
Provisions are recognised if the Group has a present legal or constructive obligation as a result of past events, it is more likely than not that an outflow of resources will be required to settle the obligation and the amount can be reliably estimated. Provisions are discounted to present value where the effect is material.

Revenue recognition
Revenue recognition
The Group’s revenue streams are courseware, assessments and services. Courseware includes curriculum materials provided in book form and/or via access to digital content. Assessments includes test development, processing and scoring services provided to governments, educational institutions, corporations and professional bodies. Services includes the operation of schools, colleges and universities, including sistemas in Brazil, as well as the provision of online learning services in partnership with universities and other academic institutions.
Revenue is recognised in order to depict the transfer of control of promised goods and services to customers in an amount that reflects the consideration to which we expect to be entitled in exchange for those goods and services. This process begins with the identification of our contract with a customer, which is generally through a master services agreement, customer purchase order, or a combination thereof. Within each contract, judgement is applied to determine the extent to which activities within the contract represent distinct performance obligations to be delivered and the total amount of transaction price to which we expect to be entitled.
The transaction price determined is net of sales taxes, rebates and discounts, and after eliminating sales within the Group. Where a contract contains multiple performance obligations such as the provision of supplementary materials or online access with textbooks, revenue is allocated on the basis of relative standalone selling prices. Where a contract contains variable consideration significant estimation is required to determine the amount to which the Group is expected to be entitled.
Revenue is recognised on contracts with customers when or as performance obligations are satisfied which is the period or the point in time where control of goods or services transfers to the customer. Judgement is applied to determine first whether control passes over time and if not, then the point in time at which control passes. Where revenue is recognised over time judgement is used to determine the method which best depicts the transfer of control. Where an input method is used significant estimation is required to determine the progress towards delivering the performance obligation.
Revenue from the sale of books is recognised net of a provision for anticipated returns. This provision is based primarily on historical return rates, customer buying patterns and retailer behaviours including stock levels (see note 24). If these estimates do not reflect actual returns in future periods then revenues could be understated or overstated for a particular period. When the provision for returns is remeasured at each reporting date to reflect changes in estimates, a corresponding adjustment is also recorded to revenue.
The Group may enter into contracts with another party in addition to our customer. In making the determination as to whether revenue should be recognised on a gross or net basis, the contract with the customer is analysed to understand which party controls the relevant good or service prior to transferring to the customer. This judgement is informed by facts and circumstances of the contract in determining whether the Group has promised to provide the specified good or service or whether the Group is arranging for the transfer of the specified good or service, including which party is responsible for fulfilment, has discretion to set the price to the customer and is responsible for inventory risk. On certain contracts, where the Group acts as an agent, only commissions and fees receivable for services rendered are recognised as revenue. Any third party costs incurred on behalf of the principal that are rechargeable under the contractual arrangement are not included in revenue.
Income from recharges of freight and other activities which are incidental to the normal revenue-generating activities is included in other income.
Additional details on the Group’s revenue streams are also included in note 3.
Policy applicable from 1 January 2018: IFRS 15
The Group adopted IFRS 15 ‘Revenue from Contracts with Customers’ at 1 January 2018 and applied the modified retrospective approach. The cumulative impact of adoption has been recognised as a £108m decrease to retained earnings with a corresponding decrease in net assets at 1 January 2018. The changes were impacted by four areas: unexercised customer rights (breakage), Online Program Management (OPM) marketing, administration fees, and commissions costs. Additionally, the provision for sales returns, which was previously netted off in trade receivables, from 1 January 2018 is now shown in two parts: as a separate sales return liability within trade and other liabilities, and an inventory returns asset within inventory. The adoption of IFRS 15 increased 2018 sales and profit by £9m and £7m, respectively.

Leases
Leases
The Group as a lessee
The Group assesses whether a contract is or contains a lease at the inception of the contract. A contract is, or contains a lease, if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Group recognises a right-of-use asset and a lease liability at the lease commencement date with respect to all lease arrangements except for short-term leases (leases with a lease term of 12 months or less) and leases of low value assets. For these leases, the lease payments are recognised as an operating expense on a straight-line basis over the term of the lease.
The right-of-use asset is initially measured at cost, comprising the initial amount of the lease liability plus any initial direct costs incurred and an estimate of costs to restore the underlying asset, less any lease incentives received. The right-of-use asset is subsequently depreciated using the straight-line method from the commencement date to the earlier of the end of the useful life of the asset or the end of the lease term. The Group applies IAS 36 to determine whether a right-of-use asset is impaired. The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the incremental borrowing rate. The lease liability is measured at amortised cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or a rate or a change in the Group’s assessment of whether it will exercise an extension or termination option. When the lease liability is remeasured, a corresponding adjustment is made to the right-of-use asset.
Management uses judgement to determine the lease term where extension and termination options are available within the lease.
The Group as a lessor:
When the Group is an intermediate lessor, the head lease and sub-lease are accounted for as two separate contracts. The head lease is accounted for as per the lessee policy above. The sub-lease is classified as a finance lease or operating lease by reference to the right-of-use asset arising from the head lease. Where the lease transfers substantially all the risks and rewards of ownership to the lessee the contract is classified as a finance lease; all other leases are classified as operating leases. Rental income from operating leases is recognised on a straight-line basis over the term of the relevant lease. Amounts due from lessees under finance sub-leases are recognised as receivables at the amount of the Group’s net investment in the leases discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the discount rate used in the head lease.
Policy applicable from 1 January 2019: IFRS 16
The Group adopted IFRS 16 ‘Leases’ at 1 January 2019 and applied the modified retrospective approach. Comparatives for 2018 have not been restated and the cumulative impact of adoption has been recognised as a decrease of £83m to net assets with a corresponding decrease in retained earnings at 1 January 2019. The net impact on the balance sheet has been assessed after taking into account existing liabilities relating to onerous lease provisions, lease incentives, prepayments, adjustments to tax and the net impact on the associates. Adoption of IFRS 16 had a material impact on the Group. The lease liability brought onto the balance sheet at transition was £881m with the corresponding right-of-use asset valued at £424m. In addition, certain subleases have been reclassified as finance leases resulting in an additional lease receivable of £215m being brought on balance sheet. The impact on the income statement for 2019 was to reduce profit before tax by £9m. The weighted average incremental borrowing rate applied to the lease liabilities on 1 January 2019 was 5%.

Dividends	Dividends Final dividends are recorded in the Group’s financial statements in the period in which they are approved by the company’s shareholders. Interim dividends are recorded when paid.

Discontinued operations
Discontinued operations
A discontinued operation is a component of the Group’s business that represents a separate major line of business or geographical area of operations that has been disposed of or meets the criteria to be classified as held for sale.
When applicable, discontinued operations are presented in the income statement as a separate line and are shown net of tax.

Assets and liabilities held for sale
Assets and liabilities held for sale
Assets and liabilities are classified as held for sale and stated at the lower of carrying amount and fair value less costs to sell if it is highly probable that the carrying amount will be recovered principally through a sale transaction rather than through continuing use. No depreciation is charged in respect of non-current assets classified as held for sale. Amounts relating to non-current assets and liabilities held for sale are classified as discontinued operations in the income statement where appropriate.

Trade receivables
Trade receivables
Trade receivables are stated at fair value after provision for bad and doubtful debts. Provisions for bad and doubtful debts are based on the expected credit loss model. The ‘simplified approach’ is used with the expected loss allowance measured at an amount equal to the lifetime expected credit losses. A provision for anticipated future sales returns is included within trade and other liabilities (also see Revenue recognition policy).

Change of accounting policy
1b. Change of accounting policy: Amendment to IFRS 16
The Group early adopted COVID-19 Related Rent Concessions – Amendment to IFRS 16 issued on 28 May 2020. The amendment introduces an optional practical expedient for leases in which the Group is a lessee. For leases to which the Group applies the amendment, the Group is not required to assess whether eligible rent concessions that are a direct consequence of the COVID-19 pandemic are lease modifications. The Group has applied the amendment retrospectively to all rent concessions that meet the conditions in the amendment. The amendment has no impact on retained earnings at 1 January 2020. The eligible rent concessions granted to the Group have no material impact on the Group’s financial statements.

Going concern
1c. Going concern
In assessing the Group’s ability to continue as a going concern for the period to 30 June 2022, the board analysed a variety of downside scenarios including a severe but plausible scenario where the Group is impacted by all principal risks from 2021 (weighted for probability of occurrence) as well as reverse stress testing to identify what would be required to either breach covenants or run out of liquidity. The severe but plausible scenario modelled a severe reduction in revenue, profit and operating cash flow from COVID-19 and other risks which in aggregate were significantly greater than seen in 2020 continuing throughout 2021 to 2022.
At 31 December 2020, the Group had available liquidity of c£1.9bn, comprising central cash balances and its undrawn $1.19bn Revolving Credit Facility (RCF) maturing February 2024. Even under a severe downside case where further declines in profitability compared to 2020 are modelled in 2021 and 2022, the Group would maintain liquidity headroom in excess of £800m and sufficient headroom against covenant requirements during the period under assessment even before modelling the mitigating effect of actions that management would take in the event that these downside risks were to crystallise.
The directors have confirmed that there are no material uncertainties that cast doubt on the Group’s going concern status and that they have a reasonable expectation that the Group has adequate resources to continue in operational existence for a minimum of the next 12 months.